Derivatives - Other (Details) lb in Millions, $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($) lb	Jun. 30, 2021 USD ($) lb	Jun. 30, 2022 USD ($) lb	Jun. 30, 2021 USD ($) lb	Dec. 31, 2021 USD ($) lb	Dec. 31, 2020 USD ($) lb
Derivatives
Net gains reported in AOCI expected to be reclassified | $			$ 2.1		$ 14.4
Cash flow hedging
Derivatives
Gain (loss) reclassified from accumulated other comprehensive income | $		$ 1.3		$ 1.9
Net gains reported in AOCI expected to be reclassified | $	$ 2.7		$ 6.8		$ 7.2	$ 1.7
Coffee futures contracts | Cash flow hedging
Derivatives
Notional amount of derivative purchased	6.9	21.3
Coffee futures contracts | Designated as hedges | Cash flow hedging
Derivatives
Derivative notional amount			1.5		7.9	10.6
Notional amount of derivative purchased					105.5
Coffee options | Cash flow hedging
Derivatives
Notional amount of derivative purchased			48.2	48.6
Coffee options | Designated as hedges | Cash flow hedging
Derivatives
Notional amount of derivative purchased						145.2